Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Accounts Receivable by Component (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of accounts receivable [line items]
Contract assets	$ 34,274,007		$ 34,718,749
Impairment of trade receivables	(39,480,909)		(40,798,025)
Trade and other receivables	219,845,738		231,908,792
Non-current subscribers, distributors and contractual assets	15,139,442	$ 803	15,681,872
Total current subscribers, distributors and contractual assets	204,706,296	$ 10,863	216,226,920
Cost [member] | Receivable from subscribers and distributors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	184,260,099		173,053,226
Cost [member] | Telecommunications carriers for network interconnection and other services [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	5,079,763		5,543,263
Cost [member] | Recoverable taxes [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	23,628,728		46,706,298
Cost [member] | Sundry debtors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 12,084,050		$ 12,685,281